Financing Receivable, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Notes And Loans Receivable [Line Items]
Financing receivable, charged-off	¥ 939,992	¥ 791,046	¥ 912,260
Financing receivables, non-accrual status	183,000	210,000
Interest and late payment fees earned from non-accrual financing receivables	74,100	107,000	¥ 136,000
Loan VII
Accounts Notes And Loans Receivable [Line Items]
Collateral amount	190,000	734,000
Installment Purchase Loans
Accounts Notes And Loans Receivable [Line Items]
Financing receivable, charged-off	¥ 4,925,000	¥ 4,162,000
Maximum
Accounts Notes And Loans Receivable [Line Items]
Installment purchase loans and personal installment loans original term	3 years